Segment information and information by geographical area - Restated for homogeneous comparison (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Reportable segments
Number of new general departments | item	2
Sales from operations	€ 43,987	€ 69,881	€ 75,822
Operating profit	(3,275)	6,432	9,983
Assets	109,648	123,440
Liabilities	72,155	75,540
Previously stated
Reportable segments
Sales from operations		69,881	75,822
Operating profit		6,432	9,983
Allocated amounts
Reportable segments
Assets	79,604	91,795	85,483
Liabilities	32,405	36,401	34,540
Allocated amounts | Previously stated
Reportable segments
Assets		91,795	85,483
Liabilities		36,401	34,540
Elimination of intersegment amounts
Reportable segments
Operating profit	33	(120)	211
Assets	(402)	(492)	(420)
Liabilities	(83)	(141)	(275)
Elimination of intersegment amounts | Previously stated
Reportable segments
Operating profit		(120)	211
Assets		(492)	(420)
Liabilities		(141)	(275)
Exploration & Production
Reportable segments
Sales from operations	6,359	10,499	9,943
Exploration & Production | Previously stated
Reportable segments
Sales from operations		10,499	9,943
Exploration & Production | Operating segments
Reportable segments
Sales from operations	13,590	23,572	25,744
Operating profit	(610)	7,417	10,214
Assets	59,439	68,915	63,051
Liabilities	17,501	20,164	18,110
Exploration & Production | Operating segments | Previously stated
Reportable segments
Sales from operations		23,572	25,744
Operating profit		7,417	10,214
Assets		68,915	63,051
Liabilities		20,164	18,110
Exploration & Production | Elimination of intersegment amounts
Reportable segments
Sales from operations	(7,231)	(13,073)	(15,801)
Exploration & Production | Elimination of intersegment amounts | Previously stated
Reportable segments
Sales from operations		(13,073)	(15,801)
Gas & Power | Previously stated
Reportable segments
Sales from operations		38,160	43,109
Gas & Power | Operating segments | Previously stated
Reportable segments
Sales from operations		50,015	55,690
Operating profit		699	629
Assets		9,176	9,989
Liabilities		7,852	8,314
Gas & Power | Elimination of intersegment amounts | Previously stated
Reportable segments
Sales from operations		(11,855)	(12,581)
Global Gas & LNG Portfolio
Reportable segments
Sales from operations	5,362	9,230	11,931
Global Gas & LNG Portfolio | Operating segments
Reportable segments
Sales from operations	7,051	11,779	14,807
Operating profit	(332)	431	387
Assets	4,020	4,092	4,642
Liabilities	3,785	3,836	4,089
Global Gas & LNG Portfolio | Elimination of intersegment amounts
Reportable segments
Sales from operations	(1,689)	(2,549)	(2,876)
Refining & Marketing and Chemical
Reportable segments
Sales from operations	24,937	41,976	46,088
Refining & Marketing and Chemical | Previously stated
Reportable segments
Sales from operations		21,017	22,594
Refining & Marketing and Chemical | Operating segments
Reportable segments
Sales from operations	25,340	42,360	46,483
Operating profit	(2,463)	(682)	(501)
Assets	10,716	13,569	13,099
Liabilities	5,460	6,272	6,201
Refining & Marketing and Chemical | Operating segments | Previously stated
Reportable segments
Sales from operations		23,334	25,216
Operating profit		(854)	(380)
Assets		12,336	11,692
Liabilities		4,599	4,319
Refining & Marketing and Chemical | Elimination of intersegment amounts
Reportable segments
Sales from operations	(403)	(384)	(395)
Refining & Marketing and Chemical | Elimination of intersegment amounts | Previously stated
Reportable segments
Sales from operations		(2,317)	(2,622)
Eni gas e luce, Power & Renewables
Reportable segments
Sales from operations	7,135	7,972	7,684
Eni gas e luce, Power & Renewables | Operating segments
Reportable segments
Sales from operations	7,536	8,448	8,218
Operating profit	660	74	340
Assets	4,387	4,068	4,008
Liabilities	2,426	2,380	2,364
Eni gas e luce, Power & Renewables | Elimination of intersegment amounts
Reportable segments
Sales from operations	(401)	(476)	(534)
Corporate and Other activities
Reportable segments
Sales from operations	194	204	176
Corporate and Other activities | Previously stated
Reportable segments
Sales from operations		205	176
Corporate and Other activities | Operating segments
Reportable segments
Sales from operations	1,559	1,676	1,588
Operating profit	(563)	(688)	(668)
Assets	1,444	1,643	1,103
Liabilities	3,316	3,890	4,051
Corporate and Other activities | Operating segments | Previously stated
Reportable segments
Sales from operations		1,681	1,589
Operating profit		(710)	(691)
Assets		1,860	1,171
Liabilities		3,927	4,072
Corporate and Other activities | Elimination of intersegment amounts
Reportable segments
Sales from operations	€ (1,365)	(1,472)	(1,412)
Corporate and Other activities | Elimination of intersegment amounts | Previously stated
Reportable segments
Sales from operations		€ (1,476)	€ (1,413)